Note F - Goodwill and Intangible Assets - Intangible Assets (Details) - Core Deposits [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Gross Carrying Amount	$ 738	$ 738
Accumulated Amortization	$ 224	$ 68